Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity
20. Equity

a. Share capital

As of December 31, 2024, the subscribed and paid-up capital consists of 1,115,439,503 common shares with no par value (1,115,212,490 as of December 31, 2023), and the issuance of preferred shares and participation certificates is prohibited. Each common share entitles its holder to one vote at Shareholders’ Meetings.

On April 19, 2023 the Ordinary General Shareholders’ Meeting approved the increase in the Company's capital in the total amount of R$ 1,450,000, without the issuance of shares, through the incorporation into the share capital of part of the amounts recorded in the statutory reserve for investments, of R$ 567,425, and amounts recorded in the legal reserve, of R$ 882,575.

The price of the outstanding shares on B3 as of December 31, 2024 was R$ 15.88 (R$ 26.51 as of December 31, 2023 and R$ 12.61 as of December 31, 2022).

As of December 31, 2024, there were 65,757,889 common shares outstanding abroad in the form of ADRs (52,197,033 shares as of December 31, 2023 and 58,895,761 shares as of December 31,2022).

b. Equity instrument granted

The Company has a share-based incentive plan, which establishes the general terms and conditions for the concession of common shares issued by the Company and held in treasury (see Note 8.d). As of December 31, 2024, the balance of treasury shares granted with right of use was 14,083,439 common shares (9,515,384 as of December 31, 2023).

c. Treasury shares

The Company acquired its own shares at market prices, without capital reduction, to be held in treasury and to be subsequently disposed of or cancelled.

On November 28, 2024, the Company's Board of Directors approved a buyback program of shares issued by the Company, effective for twelve months starting on December 2, 2024 and limited to a maximum of 25,000,000 common shares. In 2024, 8,900,000 shares were acquired at an average cost of R$ 16.74 per share.

As of December 31, 2024, the balance was R$ 596,400 (R$ 470,510 as of December 31, 2023) and 19,283,471 common shares (16,195,439 as of December 31, 2023 and 19,974,556 as of December 31,2022) were held unrestricted in the Company's treasury, acquired at an average cost of R$ 17.87 per share.

	12/31/2024	12/31/2023
Balance of unrestricted shares held in treasury	19,283,471	16,195,439
Balance of treasury shares granted with right of use (see Note 20.b)	14,083,439	9,515,384
Total balance of treasury shares as of December 31, 2024	33,366,910	25,710,823

d. Capital reserve

The capital reserve reflects the gain or loss on the disposal of shares for concession of usufruct to executives of the Company's subsidiaries, when the plan is finalized, as mentioned in Note 8.d. Because of the association with Extrafarma in 2014, the Company recognized an increase in the capital reserve in the amount of R$ 498,812, due to the difference between the value attributed to share capital and the market value of the Ultrapar shares on the date of issuance, less R$ 2,260 related to the costs for the issuance of these shares. Additionally, on February 15, 2023, August 9, 2023, February 28, 2024 and August 7, 2024, there was an increase in the reserve in the amounts of R$ 411, R$ 149, R$ 5,631 and R$ 821, respectively, due to the partial exercise of the subscription warrants – indemnification (see Note 19).

e. Revaluation reserve

The revaluation reserve, recognized prior to the adoption of the international accounting standards (IFRS Accounting Standards), reflects the revaluation of assets of subsidiaries and is based on depreciation, write-off, or disposal of the revalued assets of the subsidiaries, as well as the tax effects recognized by these subsidiaries.

f. Profit reserves

f.1 Legal reserve

Under Brazilian Corporate Law the Company is required to allocate 5% of net annual earnings to a legal reserve, until the balance reaches 20% of share capital. As of December 31, 2024, the legal reserve totaled R$ 240,127 (R$ 121,990 as of December 31, 2023). This reserve may be used to increase capital or to absorb losses but may not be distributed as dividends.

f.2 Investments statutory reserve

In compliance with Article 194 of the Brazilian Corporate Law and Article 54 of the Bylaws, this reserve is aimed to protect the integrity of the Company’s assets and to supplement its share capital, in order to allow new investments to be made. As provided for in its bylaws, the Company may allocate up to 75% of the annual net income, after deducting the legal reserve, to the investments reserve, up to the limit of 100% of the share capital.

The investments reserve is free of distribution restrictions and totaled R$ 7,746,973 as of December 31, 2024 (R$ 6,267,569 as of December 31, 2023).

g. Accumulated other comprehensive income

(i)	Gains and losses on the hedging instruments of exchange rate related to firm commitment and highly probable transactions designated as cash flows hedges are recognized in equity as “Accumulated other comprehensive income”. Gains and losses are reclassified to initial cost of non-financial assets recognized in the statement of income at the moment of paid-off of the hedge instrument.
(ii)	The variation in exchange rates on assets, liabilities and profit or loss of foreign associates with a functional currency different from the functional currency of the Company and its own management is recognized directly in equity. This cumulative effect is reflected in profit or loss as a gain or loss only in case of disposal or write-off of the investment.
(iii)	Actuarial gains and losses relating to post-employment benefits, calculated based on a valuation conducted by an independent actuary, are recognized in equity under the heading “Accumulated other comprehensive income”. Gains and losses recorded in equity are not reclassified to profit or loss in subsequent periods.
(iv)	The Company also recognizes in this line item the effect of changes in the non-controlling interest in subsidiaries that do not result in loss of control. This amount corresponds to the difference between the amount by which the non-controlling interest was adjusted and the fair value of the consideration received or paid and represents a transaction with shareholders.

Balance and changes in Accumulated other comprehensive income of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Cumulative translation adjustments (ii)	Fair value of financial investments	Actuarial gain/(loss) of post-employment benefits (iii)	Non-controlling shareholders interest change (iv)	Others	Total
As of December 31, 2021	(601,301)	-	(403)	(17,803)	197,369	-	(422,138)
Changes in fair value of financial instruments	910,804	-	403	-	-	747	911,954
IRPJ and CSLL on fair value	(309,503)	-	-	-	-	-	(309,503)
Actuarial gains of post-employment benefits of subsidiaries	-	-	-	(610)	-	-	(610)
IRPJ and CSLL on actuarial gains	-	-	-	271	-	-	271
As of December 31, 2022	‐	‐	‐	(18,142)	197,369	747	179,974
Changes in fair value of financial instruments	(11,375)	‐	‐	‐	‐	284	(11,091)
IRPJ and CSLL on fair value	3,691	‐	‐	‐	‐	‐	3,691
Actuarial gains of own and subsidiaries’ post-employment benefits	‐	‐	‐	(28,710)	‐	‐	(28,710)
IRPJ and CSLL on actuarial gains	‐	‐	‐	10,244	‐	‐	10,244
As of December 31, 2023	(7,684)	‐	‐	(36,608)	197,369	1,031	154,108
Changes in fair value of financial instruments	12,186	-	-	‐	‐	52	12,238
IRPJ and CSLL on fair value	(3,691)	‐	‐	‐	‐	‐	(3,691)
Actuarial gains of own and subsidiaries’ post-employment benefits	‐	‐	‐	24,587	‐	‐	24,587
IRPJ and CSLL on actuarial gains	‐	‐	‐	(9,164)	‐	‐	(9,164)
Currency translation adjustment of foreign associates	-	36,134	-	-	-	-	36,134
As of December 31, 2024	811	36,134	-	(21,185)	197,369	1,083	214,212

h. Approval of additional dividends to the minimum mandatory dividends

On February 28, 2024, the Board of Directors approved and on April 17, 2024 the Ordinary General Shareholders’ Meeting ratified the payment of the Company’s additional dividends to the Company's minimum mandatory dividends related to 2023 in the amount of R$ 134,031.

On August 7, 2024, the Board of Directors approved the advance payment of the 2024 dividends in the amount of R$ 275,971, corresponding to R$ 0.25 per common share, payable as of August 23, 2024, without remuneration or monetary variation.

i. Allocation of income for the year

The shareholders of the Company are entitled under the Bylaws to a minimum annual dividend of 25% of adjusted net income, after allocation of 5% to the legal reserve, calculated in accordance with Brazilian Corporate Law. Dividends and interest on capital proposed above the statutory obligation are recognized in equity until approved at the shareholders’ meeting. The proposed dividends payable for the year 2022, the amount of which as of December 31, 2022 totaled R$ 109,515 (R$ 0.10 - ten cents of Brazilian Real per share), were approved by the Board of Directors on February 15, 2023 and were paid from March 3, 2023 onwards. The proposed dividends payable for the year 2023, the amount of which as of December 31, 2023 totaled R$ 439,684 (R$ 0.40 - forty cents of Brazilian Real per share), were approved by the Board of Directors on February 28, 2024 and were paid from March15, 2024 onwards. The proposed dividends payable for the year 2024, the amount of which as of December 31, 2024 totaled R$ 493,301 (R$ 0.45 – forty-five cents of Brazilian Real per share) were approved by the Board of Directors on February 26, 2025 and were paid from March 14, 2025 onwards.

The management's proposal for the allocation of net income for 2024 and for distribution of dividends is as follows:

Allocation of net income	12/31/2024	12/31/2023	12/31/2022
Net income for the year attributable to shareholders of Ultrapar	2,362,740	2,439,795	1,800,839
Legal reserve (5% of the profit)	(118,137)	(121,990)	(90,042)
Adjusted net income (basis for dividends)	2,244,603	2,317,805	1,710,797
Minimum mandatory dividends for the year (25% of the adjusted net income)	561,151	579,451	427,699
Interim dividends already distributed (R$ 0.25 per share in 2024 and 2023)	(275,971)	(273,798)	-
Interest in capital, net of income tax, already paid (R$ 0.35 per share in 2022) (*)	-	-	(396,314)
Additional dividends to the minimum mandatory dividends	208,121	134,031	78,130
Balance of proposed dividends payable (R$ 0.45 per share in 2024, R$ 0.40 per share in 2023, and R$ 0.10 per share in 2022)	493,301	439,684	109,515

Allocation of net income
Legal reserve (5% of the profit)	118,137	121,990	90,042
Statutory reserve	1,475,331	1,604,323	1,204,968
Interim dividends	275,971	273,798	-
Interest on capital, net of income tax, already paid (R$ 0.35 per share) (*)	-	-	396,314
Complementary minimum mandatory dividends for the year (25% of the adjusted net income (-) interim dividends)	285,180	305,653	31,385
Additional dividends to the minimum mandatory dividends	208,121	134,031	78,130
Total distribution of net income for the year attributable to shareholders of Ultrapar	2,362,740	2,439,795	1,800,839

(*) The gross amount of interest on capital was R$ 450,004

Changes in dividends payable are as follows:

Balance as of December 31, 2021	202,860
Provisions	429,964
Prescribed dividends	(2,948)
Payments	(581,351)
Balance as of December 31, 2022	48,525
Provisions	688,189
Prescribed dividends	(2,048)
Payments	(400,025)
Balance as of December 31, 2023	334,641
Dividends payable	829,857
Dividends prescribed	(3,369)
Payments	(833,658)
Balance as of December 31, 2024	327,471